Statements Of Financial Condition (The Series Of The Frontier Fund - Diversified, Dynamic And Long/Short Commodity Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Frontier Diversified Series [Member]
ASSETS
Cash and cash equivalents	$ 4,976,749		$ 4,647,422		$ 8,738,002
U.S. Treasury securities, at fair value	16,557,304		13,620,730
Custom time deposits	75,318,509		77,115,708
Swap contracts, at fair value	131,004		11,407,905
Investments in unconsolidated trading companies, at fair value	38,240,171		54,940,095
Prepaid service fees - Class 1	162,977		407,844
Interest receivable	228,877		185,893
Receivable from related parties	16,362		90,000
Other assets	10,129		60
Total Assets	135,642,082		162,415,657
LIABILITIES
Pending owner additions	243,088		622,918
Owner redemptions payable	321,138		219,042
Incentive fees payable to Managing Owner	522,033		1,453,102
Management fees payable to Managing Owner	180,232		139,758
Interest payable to Managing Owner	53,915		52,961
Trading fees payable to Managing Owner	269,021		310,302
Trailing service fees payable to Managing Owner	76,877		48,903
Payables to related parties			57,770
Other liabilities	2,174		14,929
Total Liabilities	1,668,478		2,919,685
CAPITAL
Total Owners' Capital	133,973,604		159,495,972
Total Capital	133,973,604	[1]	159,495,972	[1]	56,316,119	[1]
Total Liabilities and Capital	135,642,082		162,415,657
Units Outstanding	1,320,682	[1]	1,521,715	[1]	579,363	[1]
Frontier Diversified Series [Member] | Managing Owner Class 1 [Member]
CAPITAL
Managing Owner Units	27,334		28,484
Total Capital	27,334	[1]	28,484	[1]	26,621	[1]
Units Outstanding	275	[1]	275	[1]	275	[1]
Frontier Diversified Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	1,486,740		1,627,227
Total Capital	1,486,740	[1]	1,627,227	[1]	543,790	[1]
Units Outstanding	14,301	[1]	15,285	[1]	5,562	[1]
Frontier Diversified Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	72,397,572		89,993,647
Total Capital	72,397,572	[1]	89,993,647	[1]	32,933,919	[1]
Units Outstanding	728,370	[1]	868,850	[1]	340,214	[1]
Frontier Diversified Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	60,061,958		67,846,614
Total Capital	60,061,958	[1]	67,846,614	[1]	22,811,789	[1]
Units Outstanding	577,736	[1]	637,305	[1]	233,312	[1]
Frontier Diversified Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	728,645		869,125
Net Asset Value per Unit	$ 99.40		$ 103.58
Frontier Diversified Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	592,037		652,590
Net Asset Value per Unit	$ 103.96		$ 106.46
Frontier Dynamic Series [Member]
ASSETS
Cash and cash equivalents			498,048	[2],[3]	2,262,363	[2]
U.S. Treasury securities, at fair value			2,796,510	[3]
Custom time deposits			15,832,842	[3]
Swap contracts, at fair value			10,956,772	[3]
Prepaid service fees - Class 1			6,542	[3]
Interest receivable			38,166	[3]
Other assets			12	[3]
Total Assets			30,128,892	[3]
LIABILITIES
Inter-series payables, at fair value			28,320,283	[3]
Pending owner additions			70,000	[3]
Owner redemptions payable			28,323	[3]
Interest payable to Managing Owner			10,064	[3]
Trading fees payable to Managing Owner			59,936	[3]
Trailing service fees payable to Managing Owner			726	[3]
Payables to related parties			6,585	[3]
Other liabilities			53	[3]
Total Liabilities			28,495,970	[3]
CAPITAL
Total Owners' Capital			1,632,922	[3]
Total Capital			1,632,922	[1],[3]	896,917	[1]
Total Liabilities and Capital			30,128,892	[3]
Units Outstanding			17,644	[1]	9,782	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 1 [Member]
CAPITAL
Managing Owner Units			25,282	[3]
Total Capital			25,282	[1]	25,142	[1]
Units Outstanding			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units			25,960	[3]
Total Capital			25,960	[1]	25,370	[1]
Units Outstanding			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units			1,193,940	[3]
Total Capital			1,193,940	[1]	581,113	[1]
Units Outstanding			12,987	[1]	6,356	[1]
Frontier Dynamic Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units			387,740	[3]
Total Capital			387,740	[1]	265,292	[1]
Units Outstanding			4,107	[1]	2,876	[1]
Frontier Dynamic Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding			13,262	[3]
Net Asset Value per Unit	$ 88.05	[3]	$ 91.94	[3]
Frontier Dynamic Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding			4,382	[3]
Net Asset Value per Unit	$ 91.26	[3]	$ 94.40	[3]
Frontier Long/Short Commodity Series [Member]
ASSETS
Cash and cash equivalents	3,045,849		1,114,912		6,658,536		2,504,519
U.S. Treasury securities, at fair value	9,466,240		6,801,035
Custom time deposits	43,061,546		38,505,033
Receivable from futures commission merchants	47,822,021
Swap contracts, at fair value	74,898
Investments in unconsolidated trading companies, at fair value	4,081,988		32,964,448
Prepaid service fees - Class 1	96,503		47,889
Interest receivable	130,855		92,819
Receivable from related parties	4,071
Other assets	9,592		212
Total Assets	107,793,563		79,526,348
LIABILITIES
Open trade deficit, at fair value	25,934,678
Pending owner additions	40,966		125,967
Owner redemptions payable	84,705		161,182
Incentive fees payable to Managing Owner	127,052		1,600,703
Management fees payable to Managing Owner	284,677		300,038
Interest payable to Managing Owner	30,614		21,144
Trading fees payable to Managing Owner	83,646		44,699
Trailing service fees payable to Managing Owner	22,920		69,686
Payables to related parties			8,528
Other liabilities			10,961
Total Liabilities	26,609,258		2,342,908
CAPITAL
Total Owners' Capital	70,960,726		77,183,440
Non-Controlling Interests	10,223,579
Total Capital	81,184,305		77,183,440		80,387,710		59,308,614
Total Liabilities and Capital	107,793,563		79,526,348
Units Outstanding	499,966		552,621		587,224		566,000
Frontier Long/Short Commodity Series [Member] | Managing Owner Class 1a [Member]
CAPITAL
Managing Owner Units	14,271		32,439
Total Capital	14,271	[4]	32,439	[4]	27,911	[4]
Units Outstanding	117	[4]	275	[4]	275	[4]
Frontier Long/Short Commodity Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	499,336		1,309,512
Total Capital	499,336		1,309,512		1,089,327		933,708
Units Outstanding	3,083		8,544		8,544		8,544
Frontier Long/Short Commodity Series [Member] | Managing Owner Class 2a [Member]
CAPITAL
Managing Owner Units	282,740		33,324
Total Capital	282,740	[4]	33,324	[4]	28,183	[4]
Units Outstanding	2,222	[4]	275	[4]	275	[4]
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	4,159,047		31,185,756
Total Capital	4,159,047		31,185,756		45,759,225		46,525,406
Units Outstanding	30,551		234,956		402,206		463,448
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 1a [Member]
CAPITAL
Limited Owner Units	18,877,124		5,619,870
Total Capital	18,877,124	[4]	5,619,870	[4]	1,064,105	[4]
Units Outstanding	155,099	[4]	47,642	[4]	10,484	[4]
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	8,689,426		14,275,466
Total Capital	8,689,426		14,275,466		13,896,776		10,273,181
Units Outstanding	53,648		93,143		109,000		94,008
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 2a [Member]
CAPITAL
Limited Owner Units	10,628,724		3,728,502
Total Capital	10,628,724	[4]	3,728,502	[4]	848,349	[4]
Units Outstanding	83,538	[4]	30,769	[4]	8,278	[4]
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 3 [Member]
CAPITAL
Limited Owner Units	27,810,058		20,998,571
Total Capital	$ 27,810,058	[5]	$ 20,998,571	[5]	$ 6,140,056	[5]
Units Outstanding	171,708	[5]	137,017	[5]	48,162	[5]
Frontier Long/Short Commodity Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	30,551		234,956
Net Asset Value per Unit	$ 136.13		$ 132.73
Frontier Long/Short Commodity Series [Member] | Total Owner Class OneA [Member]
CAPITAL
Units Outstanding	155,216		47,917
Net Asset Value per Unit	$ 121.71		$ 117.96
Frontier Long/Short Commodity Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	56,731		101,687
Net Asset Value per Unit	$ 161.97		$ 153.26
Frontier Long/Short Commodity Series [Member] | Total Owner Class TwoA [Member]
CAPITAL
Units Outstanding	85,760		31,044
Net Asset Value per Unit	$ 127.23		$ 121.18
Frontier Long/Short Commodity Series [Member] | Total Owner Class Three [Member]
CAPITAL
Units Outstanding	171,708		137,017
Net Asset Value per Unit	$ 161.96		$ 153.26

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[3]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. The Series remains open.
[4]	Frontier Long/Short Commodity Series Class 1a and 2a began trading operations on June 9, 2009
[5]	Frontier Long/Short Commodity Series Class 3 began trading operations on May 30, 2009